SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Genesis Unicorn Capital Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS	NOTE 10. SUBSEQUENT EVENTS Other than the recent developments mentioned in Note 1, the Company did not identify any subsequent events.